                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:          June 30, 2003
                                              ---------------------------------

Check here if Amendment              [ ]     Amendment Number :
                                                                ------
This Amendment (Check only one.):    [ ]     is a restatement
                                     [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
           -----------------------------------
Address:   260 Preston Commons West
           -----------------------------------
           8117 Preston Road
           -----------------------------------
           Dallas, Texas 75225
           -----------------------------------

Form 13F File Number:      28-10378
                     -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
           -----------------------------------
Title:     Managing Director
           -----------------------------------
Phone:     (214) 265-4165
           -----------------------------------

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell                        Dallas, TX      August 11, 2003
-----------------------------------------    --------------   -----------------
           (Signature)                        (City, State)         (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                          ----------------------
Form 13F Information Table Entry Total:            27
                                          ----------------------
Form 13F Information Table Value Total:         168,147         (thousands)
                                          ----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
--------------------   -------------  -----------  --------  --------------------------  ----------  --------   -------------------
                                                                                                                  VOTING AUTHORITY
  NAME OF ISSUER          TITLE OF      CUSIP       VALUE    SHRS OR   SH/PRN  PUT/CALL  INVESTMENT   OTHER     -------------------
                           CLASS                   (X1000)   PRN AMT                     DISCRETION  MANAGERS    SOLE   SHARED NONE
--------------------   -------------  -----------  --------  --------- ------- --------  ----------  --------   ------- ------ ----
ARCH COAL INC               COM       039380-10-0   8,043      350,000   SH       N/A       SOLE        0       350,000    0     0
BAKER HUGHES INC            COM       057224-10-7   7,117      212,000   SH       N/A       SOLE        0       212,000    0     0
BURLINGTON RES INC          COM       122014-10-3   8,922      165,000   SH       N/A       SOLE        0       165,000    0     0
CONSOL ENERGY INC           COM       20854P-10-9   7,618      335,000   SH       N/A       SOLE        0       335,000    0     0
EOG RES INC                 COM       26875P-10-1   3,431       82,000   SH       N/A       SOLE        0        82,000    0     0
ENCANA CORP                 COM       292505-10-4   8,211      214,000   SH       N/A       SOLE        0       214,000    0     0
ENERPLUS RES FD        UNIT TR G NEW  29274D-60-4   8,132      349,900   SH       N/A       SOLE        0       349,900    0     0
ENSCO INTL INC              COM       26874Q-10-0   2,825      105,000   SH       N/A       SOLE        0       105,000    0     0
ENTERPRISE PRODS
 PARTNERS LP                COM       293792-10-7   7,818      347,000   SH       N/A       SOLE        0       347,000    0     0
EQUITABLE RES INC           COM       294549-10-0   4,502      110,500   SH       N/A       SOLE        0       110,500    0     0
EXELON CORP                 COM       30161N-10-1   4,247       71,000   SH       N/A       SOLE        0        71,000    0     0
GLOBALSANTAFE CORP          SHS       G3930E-10-1   2,918      125,000   SH       N/A       SOLE        0       125,000    0     0
GULFTERRA ENERGY
 PARTNERS LP                COM       40274U-10-8   4,693      125,000   SH       N/A       SOLE        0       125,000    0     0
HALLIBURTON CO              COM       406216-10-1   7,659      333,000   SH       N/A       SOLE        0       333,000    0     0
HUGOTON RTY TR TEX      UNIT BEN INT  444717-10-2   7,270      395,100   SH       N/A       SOLE        0       395,100    0     0
KINDER MORGAN ENERGY
 PARTNER               UT LTD PARTNER 494550-10-6   6,521      165,000   SH       N/A       SOLE        0       165,000    0     0
MASSEY ENERGY CORP          COM       576206-10-6   6,115      465,000   SH       N/A       SOLE        0       465,000    0     0
NOBLE CORPORATION           SHS       G65422-10-0   2,967       86,500   SH       N/A       SOLE        0        86,500    0     0
PEABODY ENERGY CORP         COM       704549-10-4   9,237      275,000   SH       N/A       SOLE        0       275,000    0     0
PETROLEO BRASILEIRO
 SA PETRO              SPONSORED ADR  71654V-40-8   9,485      480,000   SH       N/A       SOLE        0       480,000    0     0
SAN JUAN BASIN RTY TR   UNIT BEN INT  798241-10-5   9,119      508,000   SH       N/A       SOLE        0       508,000    0     0
SCHLUMBERGER LTD            COM       806857-10-8   7,468      157,000   SH       N/A       SOLE        0       157,000    0     0
SEMPRA ENERGY               COM       816851-10-9   4,565      160,000   SH       N/A       SOLE        0       160,000    0     0
SUNCOR ENERGY INC           COM       867229-10-6   4,969      265,000   SH       N/A       SOLE        0       265,000    0     0
TRANSOCEAN INC              ORD       G90078-10-9   2,856      130,000   SH       N/A       SOLE        0       130,000    0     0
WILLIAMS COS INC DEL        COM       969457-10-0   7,900    1,000,000   SH       N/A       SOLE        0     1,000,000    0     0
XTO ENERGY INC              COM       98385X-10-6   3,539      175,999   SH       N/A       SOLE        0       175,999    0     0